Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000065113 | United States Treasury Bond05/15/2039None4.25
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000065113 | US Treasury Strips02/15/2045None
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000065113 | United States Treasury Bond11/15/2048None3.375
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000065113 | United States Treasury Bond02/15/2031None5.375
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000065113 | Apple02/23/2036None4.5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065113 | Microsoft11/03/2035None4.2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065113 | Home Depot12/16/2036None5.875
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065113 | Burlington Northern Santa Fe03/01/2041None5.05
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065113 | Massachusetts Housing Finance Agency12/01/2044None5.989
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065113 | Maryland Community Development Administration09/01/2044None5.991
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065113 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000065113 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000065113 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000065113 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000065113 | Government
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000065113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000065113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000065113 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000065113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000065113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000065113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000065113 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065113 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065113 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000065111 | United States Treasury Bond11/15/2048None3.375
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065111 | Alphabet, Class ANone
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000065111 | Agnico-Eagle MinesNone
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000065111 | MicrosoftNone
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065111 | United States Treasury Bond05/15/2030None6.25
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065111 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065111 | NvidiaNone
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000065111 | AppleNone
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000065111 | Maryland Community Development Administration09/01/2053None6.362
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000065111 | United States Treasury Inflation Index Bond02/15/2054None2.125
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000065111 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000065111 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000065111 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000065111 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065111 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065111 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000065111 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065111 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000065111 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000065111 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000065111 | Government
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000065111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000065111 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000065111 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000065111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000065111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000065111 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000065111 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065111 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000065111 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000065111 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000112018 | Skandinaviska Enskilda Banken, Cl ANone
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000112018 | NintendoNone
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112018 | Southern CopperNone
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112018 | Cisco SystemsNone
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112018 | ANZ Group Holdings ADRNone
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112018 | Orange ADRNone
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112018 | Novartis ADRNone
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112018 | GlaxoSmithKline ADRNone
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112018 | BHP Biliton ADRNone
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112018 | Telenor ASANone
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112018 | United States
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000112018 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112018 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112018 | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112018 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112018 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112018 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000112018 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000112018 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112018 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112018 | Government
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112018 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000112018 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000112018 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000112018 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000112018 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000112018 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112018 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112018 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112018 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000112018 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000012974 | Alphabet, Class ANone
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000012974 | MicrosoftNone
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000012974 | NvidiaNone
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012974 | AppleNone
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000012974 | Amazon.comNone
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012974 | BroadcomNone
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000012974 | OracleNone
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012974 | Costco WholesaleNone
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012974 | TJX CompaniesNone
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012974 | Monster BeverageNone
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012974 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000012974 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000012974 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000012974 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000012974 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000012974 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012974 | Medical Devices
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012974 | Mass Merchants
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012974 | Specialty Apparel Stores
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012974 | Non-Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012974 | Infrastructure Construction
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000012974 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000188907 | Alphabet, Class ANone
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000188907 | MicrosoftNone
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000188907 | NvidiaNone
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000188907 | AppleNone
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000188907 | Amazon.comNone
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000188907 | BroadcomNone
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000188907 | OracleNone
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188907 | Costco WholesaleNone
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188907 | TJX CompaniesNone
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000188907 | Monster BeverageNone
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000188907 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000188907 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000188907 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000188907 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000188907 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000188907 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000188907 | Medical Devices
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188907 | Mass Merchants
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188907 | Specialty Apparel Stores
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000188907 | Non-Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000188907 | Infrastructure Construction
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000188907 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000065110 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000065110 | BroadcomNone
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000065110 | Fujikura LtdNone
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000065110 | ASML Holding NYNone
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000065110 | SAP ADRNone
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065110 | Ferguson EnterprisesNone
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065110 | Johnson Controls InternationalNone
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000065110 | Komatsu LtdNone
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065110 | Dassault Systemes ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000065110 | Fujitsu LimitedNone
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000065110 | United States
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000065110 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000065110 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000065110 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000065110 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000065110 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065110 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000065110 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065110 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065110 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000065110 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000065110 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000065110 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000065110 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000065110 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000065110 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000065110 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000065110 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065110 | Basic & Diversified Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065110 | Construction & Mining Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065110 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000188908 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000188908 | BroadcomNone
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000188908 | Fujikura LtdNone
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000188908 | ASML Holding NYNone
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000188908 | SAP ADRNone
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000188908 | Ferguson EnterprisesNone
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000188908 | Johnson Controls InternationalNone
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188908 | Komatsu LtdNone
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000188908 | Dassault Systemes ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000188908 | Fujitsu LimitedNone
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000188908 | United States
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000188908 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000188908 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000188908 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000188908 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000188908 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000188908 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000188908 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000188908 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000188908 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188908 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000188908 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000188908 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000188908 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000188908 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000188908 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000188908 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000188908 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000188908 | Basic & Diversified Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000188908 | Construction & Mining Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000188908 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065112 | United States Treasury Bond05/15/2030None6.25
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000065112 | United States Treasury Bond08/15/2029None6.125
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000065112 | United States Treasury Note12/31/2025None2.625
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000065112 | United States Treasury Note08/15/2027None2.25
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000065112 | Koninklijke KPN10/01/2030None8.375
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065112 | United States Treasury Inflation Index Bond04/15/2029None3.875
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065112 | United States Treasury Note05/15/2027None2.375
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065112 | United States Treasury Bond03/31/2028None3.625
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000065112 | US Treasury Bond05/31/2026None4.875
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065112 | Bank of America04/19/2026None3.5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065112 | United States
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000065112 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065112 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000065112 | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000065112 | Government
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000065112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000065112 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000065112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065112 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000065112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000065112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065112 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000065112 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000065112 | US Government Agency
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000065112 | Treasury Inflation Protected Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000153268 | Koninklijke KPN10/01/2030None8.375
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153268 | AXA01/17/2047None5.125
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153268 | State Street (Quarterly SOFR +0.2616%)06/15/2047None5.299
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153268 | Munich RE05/26/2042None1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153268 | Asian Development Bank02/05/2026None6
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153268 | African Development Bank08/07/2050None5.75
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153268 | Nokia OYJ08/21/2031None4.375
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000153268 | European Investment Bank02/16/2028None4.5
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153268 | Telecom Italia SPA01/18/2029None1.625
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153268 | FS Luxembourg SARL02/12/2031None8.875
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153268 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000153268 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153268 | France
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153268 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000153268 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153268 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000153268 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000153268 | Finland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000153268 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153268 | Cote D'ivoire
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153268 | Government
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000153268 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000153268 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000153268 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000153268 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153268 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153268 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000153268 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153268 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153268 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000153268 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000153267 | Alphabet, Class ANone
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153267 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153267 | NvidiaNone
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153267 | AppleNone
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153267 | BroadcomNone
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153267 | TJX CompaniesNone
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153267 | ASML Holding NYNone
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153267 | Eli LillyNone
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153267 | Schneider Electric ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153267 | Assa Abloy ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153267 | United States
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000153267 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153267 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000153267 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153267 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153267 | France
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000153267 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153267 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153267 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153267 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153267 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000153267 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153267 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153267 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000153267 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000153267 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000153267 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153267 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000153267 | Electrical Components
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153267 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153267 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.60%